Intangible Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets Details
Provisional Patent Applications	$ 183,574	$ 137,927
Patents	59,701	39,252
Customer Contacts	262,009	262,009
Less: Accumulated Amortization	(278,833)	(271,544)
Net Intangible Assets	$ 226,450	$ 167,644